Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Allowance for doubtful accounts beginning balance	CAD (66)	CAD (36)
Write-offs	37	24
Additions to allowance for doubtful accounts	(32)	(54)
Allowance for doubtful accounts ending balance	CAD (61)	CAD (66)